Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings per share:
Schedule of Antidilutive Earnings Per Share

	Three Months Ended March 31,
	2026	2025
Restricted stock units	2,099,586	1,912,895
Warrants for Common Stock	12,364,114	12,364,114
Convertible debt	-	5,468,831
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
	14,793,700	26,195,021

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2025 and 2024 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2025	2024
Restricted stock units	3,211,252	1,625,404
Convertible debt	-	8,549,417
Warrants for common stock	12,314,114	12,364,114
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
Total common stock equivalents	15,855,366	28,988,116